Long-term debt, interest and other costs Long-term Debt - Interest and other net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-Term Debt - Interest and Other net [Abstract]
Interest Expense	€ 36.6	€ 41.8	€ 57.5